MUZINICH CREDIT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS at March 31, 2023 (Unaudited)

Principal Amount†			Value
CORPORATE BONDS: 71.8%
Aerospace/Defense: 1.0%
		Embraer Netherlands Finance BV
900,000		5.050%, 6/15/25	$874,089
		Rolls-Royce PLC
EUR 525,000		1.625%, 5/9/28	474,531
		TransDigm Inc
1,525,000		8.000%, 12/15/25	1,556,427
			2,905,047
Airlines: 2.3%
		American Airlines Inc/AAdvantage Loyalty IP Ltd
550,000		5.500%, 4/20/26	541,977
425,000		5.750%, 4/20/29	408,201
		Delta Air Lines Inc
1,250,000		7.375%, 1/15/26	1,301,925
		easyJet FinCo BV
EUR 900,000		1.875%, 3/3/28	855,491
		Emirates Airline
430,440		4.500%, 2/6/25	424,241
		Korean Air Lines Co Ltd
620,000		4.750%, 9/23/25	615,778
		Singapore Airlines Ltd
1,836,000		3.000%, 7/20/26	1,753,897
		Wizz Air Finance Co BV
EUR 550,000		1.350%, 1/19/24	580,206
EUR 650,000		1.000%, 1/19/26	613,805
			7,095,521
Automotive & Auto Parts: 4.7%
		Autoliv Inc
EUR 500,000		4.250%, 3/15/28	546,430
		Continental AG
EUR 650,000		3.625%, 11/30/27	697,660
		Ford Motor Credit Co LLC
775,000		3.370%, 11/17/23	761,262
1,275,000		3.810%, 1/9/24	1,261,402
1,050,000		2.300%, 2/10/25	974,631
		General Motors Financial Co Inc
EUR 650,000		0.850%, 2/26/26	641,281
		Hyundai Capital America
1,698,000		1.650%, 9/17/26	1,502,777
		IHO Verwaltungs GmbH
EUR 800,000		3.625% Cash or 4.000% PIK, 5/15/25	864,741
EUR 400,000		3.750% Cash or 5.000% PIK, 9/15/26	391,051
		Kia Corp
470,000		3.250%, 4/21/26	444,253
		Mercedes-Benz Finance Canada Inc
EUR 825,000		3.000%, 2/23/27	882,410
		Nissan Motor Co Ltd
850,000		4.810%, 9/17/30	768,115
		PACCAR Financial Europe BV
EUR 750,000		3.250%, 11/29/25	809,873
		RCI Banque SA
EUR 490,000		1.625%, 5/26/26	489,007
		Schaeffler AG
EUR 900,000		2.750%, 10/12/25	948,491
		Valeo
EUR 800,000		1.000%, 8/3/28	693,464
		Volkswagen Financial Services NV
EUR 500,000		3.750%, 11/25/24	539,584
		Volkswagen International Finance NV
EUR 400,000		3.500% (5 Year Swap Rate EUR + 3.746%), 6/17/25 [1,3,4]	409,827
EUR 600,000		4.125%, 11/15/25	654,753
			14,281,012
Banking: 6.0%
		ABN AMRO Bank NV
800,000		3.324% (5 Year CMT Rate + 1.900%), 3/13/37 [1,4]	613,761
		AIB Group PLC
EUR 900,000		2.875% (5 Year Swap Rate EUR + 3.300%), 5/30/31 [1,4]	885,330
		Australia & New Zealand Banking Group Ltd
EUR 900,000		5.101% (5 Year Swap Rate EUR + 2.150%), 2/3/33 [1,4]	977,300
		Banco Bradesco SA
909,000		3.200%, 1/27/25	867,754
		Banco Daycoval SA
850,000		4.250%, 12/13/24	806,225
		Bancolombia SA
500,000		6.909% (5 Year CMT Rate + 2.929%), 10/18/27 [1,4]	457,875
		Barclays PLC
1,210,000		3.564% (5 Year CMT Rate + 2.900%), 9/23/35 [1,4]	953,570
		BBVA Bancomer SA
1,282,000		1.875%, 9/18/25	1,171,113
		BNP Paribas SA
1,270,000		2.588% (5 Year CMT Rate + 2.050%), 8/12/35 [1,4]	976,145
		CaixaBank SA
EUR 900,000		6.250% (1 Year Swap Rate EUR + 3.550%), 2/23/33 [1,4]	994,899
		Danske Bank A/S
EUR 750,000		1.500% (5 Year Swap Rate EUR + 1.900%), 9/2/30 [1,4]	740,614
		Emirates NBD Bank PJSC
1,050,000		5.625%, 10/21/27	1,080,128
		Global Bank Corp
800,000		5.250% (3 Month LIBOR USD + 3.300%), 4/16/29 [1]	721,100
		Hamburg Commercial Bank AG [7]
EUR 250,000		4.875%, 3/17/25	271,386
		HSBC Holdings PLC
EUR 450,000		3.000%, 6/30/25	476,737
EUR 570,000		6.364% (5 Year Swap Rate EUR + 3.300%), 11/16/32 [1,4]	645,488
		NatWest Group PLC
EUR 810,000		1.043% (5 Year Swap Rate EUR + 1.270%), 9/14/32 [1,4]	721,517
420,000		3.032% (5 Year CMT Rate + 2.350%), 11/28/35 [1,4]	320,382
		QNB Finance Ltd
2,115,000		2.625%, 5/12/25	2,014,301
		Standard Chartered PLC
EUR 900,000		1.200% (5 Year Swap Rate EUR + 1.550%), 9/23/31 [1,4]	839,550
		United Overseas Bank Ltd
900,000		3.863% (5 Year CMT Rate + 1.450%), 10/7/32 [1,4]	849,606
		Westpac Banking Corp
960,000		2.668% (5 Year CMT Rate + 1.750%), 11/15/35 [1,4]	748,371
			18,133,152
Broadcasting: 1.0%
		Sirius XM Radio Inc
525,000		5.000%, 8/1/27	492,083
		TEGNA Inc
1,125,000		4.750%, 3/15/26	1,068,529
		Warnermedia Holdings Inc
1,675,000		3.788%, 3/15/25	1,622,158
			3,182,770
Building Materials: 0.7%
		Builders FirstSource Inc
500,000		4.250%, 2/1/32	436,493
		CRH Funding BV
EUR 750,000		1.875%, 1/9/24	802,763
		Standard Industries Inc
900,000		5.000%, 2/15/27	858,501
			2,097,757
Cable/Satellite TV: 1.0%
		CCO Holdings LLC / CCO Holdings Capital Corp
1,175,000		5.500%, 5/1/26	1,144,180
1,075,000		4.750%, 2/1/32	904,190
		DISH Network Corp
1,075,000		11.750%, 11/15/27	1,035,822
			3,084,192
Capital Goods: 1.9%
		AGCO International Holdings BV
EUR 275,000		0.800%, 10/6/28	246,814
		Carrier Global Corp
1,525,000		2.722%, 2/15/30	1,333,989
		Johnson Controls International PLC
EUR 358,000		1.375%, 2/25/25	373,292
		Regal Rexnord Corp
1,350,000		6.050%, 4/15/28	1,350,868
1,350,000		6.400%, 4/15/33	1,351,510
		Traton Finance Luxembourg SA
EUR 700,000		0.125%, 11/10/24	717,959
EUR 400,000		4.125%, 11/22/25	436,128
			5,810,560
Chemicals: 2.5%
		Alpek SAB de CV
1,771,000		4.250%, 9/18/29	1,595,175
		Braskem Netherlands Finance BV
900,000		4.500%, 1/31/30	765,206
		Equate Petrochemical BV
700,000		4.250%, 11/3/26	680,716
		INEOS Finance PLC
EUR 325,000		6.625%, 5/15/28	356,388
		MEGlobal Canada ULC
310,000		5.000%, 5/18/25	307,238
750,000		5.000%, 5/18/25	743,317
		Orbia Advance Corp SAB de CV
1,400,000		4.000%, 10/4/27	1,306,963
		Sherwin-Williams Co
1,225,000		3.450%, 6/1/27	1,172,329
875,000		2.900%, 3/15/52	561,694
			7,489,026
Consumer-Products: 0.5%
		Mattel Inc
1,125,000		3.375%, 4/1/26	1,060,054
		Newell Brands Inc
325,000		6.625%, 9/15/29	328,152
			1,388,206
Containers: 2.2%
		Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc
EUR 1,525,000		2.125%, 8/15/26	1,451,758
EUR 825,000		2.125%, 8/15/26	785,883
		Ball Corp
1,500,000		4.000%, 11/15/23	1,484,210
		DS Smith PLC
EUR 525,000		0.875%, 9/12/26	512,171
		Graphic Packaging International LLC
1,525,000		0.821%, 4/15/24	1,453,841
		Sealed Air Corp/Sealed Air Corp US
225,000		6.125%, 2/1/28	226,923
		SIG Combibloc PurchaseCo SARL
EUR 775,000		2.125%, 6/18/25	812,124
			6,726,910
Diversified Financial Services: 2.8%
		AerCap Ireland Capital DAC / AerCap Global Aviation Trust
175,000		3.300%, 1/30/32	145,255
		AXA Logistics Europe Master SCA
EUR 500,000		0.375%, 11/15/26	446,983
		DAE Funding LLC
1,400,000		3.375%, 3/20/28	1,264,262
		Grupo de Inversiones Suramericana SA
1,500,000		5.500%, 4/29/26	1,423,117
		Icahn Enterprises LP / Icahn Enterprises Finance Corp
775,000		6.375%, 12/15/25	761,731
		ICD Funding Ltd
1,900,000		3.223%, 4/28/26	1,782,417
		Lion/Polaris Lux 4 SA
959,000		3.250%, 9/30/40	758,405
		MDGH GMTN RSC Ltd
880,000		2.875%, 11/7/29	795,304
790,000		3.700%, 11/7/49	644,192
		Navient Corp
500,000		6.125%, 3/25/24	495,440
			8,517,106
Diversified Media: 0.6%
		Match Group Holdings II LLC
1,025,000		5.625%, 2/15/29	964,931
		WPP Finance 2016
EUR 700,000		1.375%, 3/20/25	723,691
			1,688,622
Energy: 6.4%
		Cheniere Corpus Christi Holdings LLC
2,475,000		5.125%, 6/30/27	2,478,298
		Cheniere Energy Partners LP
1,000,000		4.500%, 10/1/29	934,955
		Diamondback Energy Inc
700,000		6.250%, 3/15/33	740,678
		Ecopetrol SA
670,000		4.125%, 1/16/25	652,587
		Enterprise Products Operating LLC
975,000		3.200%, 2/15/52	692,545
		EQT Corp
1,100,000		6.125%, 2/1/25 [2]	1,107,642
		Galaxy Pipeline Assets Bidco Ltd
1,390,179		1.750%, 9/30/27	1,296,250
		Leviathan Bond Ltd
910,000		5.750%, 6/30/23	908,635
775,000		6.125%, 6/30/25	756,594
		MPLX LP
575,000		5.000%, 3/1/33	562,875
		Oleoducto Central SA
924,000		4.000%, 7/14/27	798,834
		Petronas Capital Ltd
900,000		2.480%, 1/28/32	767,100
700,000		4.550%, 4/21/50	648,958
		Qatar Energy
500,000		3.300%, 7/12/51	373,825
		QatarEnergy
900,000		2.250%, 7/12/31	765,859
		Repsol International Finance BV
EUR 1,075,000		3.750% (5 Year Swap Rate EUR + 4.000%), 3/11/26 [1,3,4]	1,100,624
		Rockies Express Pipeline LLC
2,425,000		3.600%, 5/15/25	2,270,316
		TotalEnergies SE
EUR 750,000		2.625% (5 Year Swap Rate EUR + 2.148%), 2/26/25 [1,3,4]	771,814
		Wintershall Dea Finance 2 BV
EUR 1,000,000		2.499% (5 Year Swap Rate EUR + 2.924%), 4/20/26 [1,3,4]	914,082
		Wintershall Dea Finance BV
EUR 900,000		1.332%, 9/25/28	817,842
			19,360,313
Environmental: 0.2%
		GFL Environmental Inc
800,000		3.750%, 8/1/25	769,620

Food & Drug Retail: 1.0%
		Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
1,825,000		7.500%, 3/15/26	1,890,399
750,000		6.500%, 2/15/28	752,666
		Roadster Finance DAC
EUR 525,000		1.625%, 12/9/24	508,395
			3,151,460
Food/Beverage/Tobacco: 4.9%
		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
2,300,000		4.900%, 2/1/46	2,246,727
		BRF SA
850,000		4.750%, 5/22/24	825,915
		Constellation Brands Inc
1,960,000		2.250%, 8/1/31	1,609,894
		Indofood BCP Sukses
1,510,000		3.398%, 6/9/31	1,261,108
		Kraft Heinz Foods Co
1,775,000		4.875%, 10/1/49	1,644,589
		Louis Dreyfus Co Finance BV
EUR 1,575,000		2.375%, 11/27/25	1,625,794
		Minerva Luxembourg SA
770,000		5.875%, 1/19/28	714,331
		Molson Coors Beverage Co
1,925,000		3.000%, 7/15/26	1,818,349
		Sigma Alimentos S.A. de CV
1,048,000		4.125%, 5/2/26	1,001,044
		Sysco Corp
925,000		3.150%, 12/14/51	645,504
		Viterra Finance BV
EUR 1,575,000		0.375%, 9/24/25	1,543,303
			14,936,558
Gaming: 0.8%
		Caesars Entertainment Inc
2,400,000		6.250%, 7/1/25	2,402,152

Healthcare: 6.4%
		Amgen Inc
700,000		5.250%, 3/2/33	719,068
600,000		5.600%, 3/2/43	616,734
1,425,000		5.650%, 3/2/53	1,475,800
		Bayer AG
EUR 400,000		4.500% (5 Year Swap Rate EUR + 3.751%), 3/25/82 [1,4]	403,147
		Becton Dickinson Euro Finance SARL
EUR 600,000		1.208%, 6/4/26	604,150
		Centene Corp
375,000		4.625%, 12/15/29	355,864
		CVS Health Corp
1,600,000		1.300%, 8/21/27	1,391,769
1,125,000		5.250%, 2/21/33	1,145,399
		GE HealthCare Technologies Inc
750,000		5.650%, 11/15/27	775,009
		GN Store Nord AS
EUR 500,000		0.875%, 11/25/24	494,256
		HCA Inc
1,500,000		5.000%, 3/15/24	1,491,679
1,950,000		3.625%, 3/15/32	1,714,251
875,000		4.625%, 3/15/52	727,477
		IQVIA Inc
EUR 450,000		2.250%, 1/15/28	433,864
		Service Corp International
600,000		3.375%, 8/15/30	513,540
600,000		4.000%, 5/15/31	528,540
		Tenet Healthcare Corp
1,575,000		4.625%, 7/15/24	1,555,265
		Thermo Fisher Scientific Inc
EUR 600,000		0.750%, 9/12/24	626,341
		UnitedHealth Group Inc
775,000		4.500%, 4/15/33	770,324
2,166,000		5.050%, 4/15/53	2,183,194
		Utah Acquisition Sub Inc
EUR 600,000		2.250%, 11/22/24	633,406
		Werfenlife SA
EUR 300,000		0.500%, 10/28/26	286,666
			19,445,743
Homebuilders/Real Estate: 4.7%
		Akelius Residential Property AB
EUR 900,000		1.750%, 2/7/25	909,843
		Aroundtown SA
EUR 1,200,000		0.375%, 4/15/27	874,849
		Balder Finland Oyj
EUR 975,000		1.000%, 1/18/27	813,956
		Blackstone Property Partners Europe Holdings SARL
EUR 625,000		2.000%, 2/15/24	653,899
EUR 900,000		1.000%, 10/20/26	802,904
		Castellum Helsinki Finance Holding Abp
EUR 800,000		2.000%, 3/24/25	788,907
		Crown Castle Inc
1,350,000		3.650%, 9/1/27	1,279,984
		CTP NV
EUR 1,025,000		0.625%, 9/27/26	884,803
		Digital Dutch Finco BV
EUR 1,100,000		0.625%, 7/15/25	1,085,761
		Fastighets AB Balder
EUR 485,000		2.873% (5 Year Swap Rate EUR + 3.188%), 6/2/81 [1,4]	357,536
		Heimstaden Bostad Treasury BV
EUR 1,600,000		1.000%, 4/13/28	1,291,081
		Logicor Financing SARL
EUR 1,000,000		0.750%, 7/15/24	1,009,610
EUR 200,000		1.500%, 7/13/26	180,106
		Samhallsbyggnadsbolaget i Norden AB
EUR 1,050,000		1.125%, 9/4/26	827,780
		SBB Treasury Oyj
EUR 400,000		3.115% (3 Month EURIBOR + 0.550%), 2/8/24 [1]	402,612
		Tritax EuroBox PLC
EUR 975,000		0.950%, 6/2/26	885,311
		VIA Outlets BV
EUR 1,375,000		1.750%, 11/15/28	1,166,379
			14,215,321
Hotels: 0.5%
		Hilton Domestic Operating Co Inc
900,000		5.375%, 5/1/25	900,562
		Whitbread Group PLC
GBP 700,000		3.375%, 10/16/25	812,978
			1,713,540
Leisure: 1.1%
		Booking Holdings Inc
EUR 625,000		4.000%, 11/15/26	689,222
		Expedia Group Inc
825,000		5.000%, 2/15/26	821,184
1,100,000		4.625%, 8/1/27	1,078,130
		Royal Caribbean Cruises Ltd
825,000		11.500%, 6/1/25	880,444
			3,468,980
Metals/Mining: 1.0%
		AngloGold Ashanti Holdings PLC
1,188,000		3.750%, 10/1/30	1,038,515
		Corp Nacional del Cobre de Chile
350,000		3.150%, 1/14/30	314,061
400,000		3.750%, 1/15/31	368,385
		Gold Fields Orogen Holdings BVI Ltd
1,185,000		6.125%, 5/15/29	1,197,994
			2,918,955
Paper: 0.5%
		Inversiones CMPC SA
1,515,000		4.375%, 4/4/27	1,441,010

Publishing/Printing: 0.2%
		Informa PLC
EUR 700,000		2.125%, 10/6/25	724,288

Restaurants: 2.0%
		1011778 BC ULC / New Red Finance Inc
1,200,000		5.750%, 4/15/25	1,196,646
		McDonald's Corp
EUR 600,000		2.375%, 11/27/24	640,612
		Starbucks Corp
1,700,000		4.000%, 11/15/28	1,653,865
925,000		4.800%, 2/15/33	934,777
1,325,000		3.500%, 11/15/50	1,022,125
		Yum! Brands Inc
750,000		3.875%, 11/1/23	741,431
			6,189,456
Services: 1.6%
		ISS Finance BV
EUR 525,000		1.250%, 7/7/25	536,548
		ISS Global A/S
EUR 850,000		0.875%, 6/18/26	832,244
		Ritchie Bros Holdings Inc
150,000		7.750%, 3/15/31	157,390
		Verisure Holding AB
EUR 1,300,000		3.875%, 7/15/26	1,311,448
		WASH Multifamily Acquisition Inc
475,000		5.750%, 4/15/26	449,996
		WESCO Distribution Inc
1,525,000		7.125%, 6/15/25	1,551,688
			4,839,314
Steel: 1.2%
		ABJA Investment Co Pte Ltd
812,000		5.450%, 1/24/28	787,855
		ArcelorMittal SA
725,000		6.800%, 11/29/32	761,012
		GUSAP III LP
1,200,000		4.250%, 1/21/30	1,103,916
		Usiminas International SARL
982,000		5.875%, 7/18/26	931,535
			3,584,318
Super Retail: 1.4%
		Dollar General Corp
1,325,000		5.000%, 11/1/32	1,327,763
		Hanesbrands Inc
500,000		9.000%, 2/15/31	512,353
		Lowe's Cos Inc
1,525,000		3.750%, 4/1/32	1,408,835
		Target Corp
1,050,000		4.500%, 9/15/32	1,052,130
			4,301,081
Technology: 1.6%
		Broadcom Inc
1,525,000		4.150%, 4/15/32	1,389,852
		Cellnex Finance Co SA
EUR 400,000		2.250%, 4/12/26	408,361
		Dell Bank International DAC
EUR 650,000		4.500%, 10/18/27	720,608
		Oracle Corp
725,000		4.900%, 2/6/33	709,768
725,000		3.600%, 4/1/50	512,493
1,100,000		3.950%, 3/25/51	820,564
		SK Hynix Inc
200,000		6.375%, 1/17/28	201,059
			4,762,705
Telecommunications: 6.0%
		Altice France SA
EUR 1,050,000		5.875%, 2/1/27	1,008,755
		Bharti Airtel Ltd
1,100,000		3.250%, 6/3/31	950,160
		eircom Finance DAC
EUR 425,000		3.500%, 5/15/26	438,474
		PPF Telecom Group BV
EUR 195,000		3.250%, 9/29/27	194,293
		Rogers Communications Inc
3,725,000		2.950%, 3/15/25	3,587,664
		Sitios Latinoamerica SAB de CV
1,783,000		5.375%, 4/4/32	1,607,990
		Sprint LLC
2,138,000		7.875%, 9/15/23	2,155,666
1,025,000		7.625%, 3/1/26	1,085,393
		Telefonica Europe BV
EUR 1,200,000		3.875% (8 Year Swap Rate EUR + 2.967%), 6/22/26 [1,3,4]	1,206,080
		T-Mobile USA Inc
1,125,000		2.250%, 2/15/26	1,047,472
1,700,000		3.875%, 4/15/30	1,595,543
1,800,000		2.550%, 2/15/31	1,525,286
1,375,000		3.300%, 2/15/51	973,893
		Virgin Media Secured Finance PLC
GBP 400,000		4.250%, 1/15/30	402,530
		Ziggo BV
EUR 500,000		2.875%, 1/15/30	446,932
			18,226,131
Transportation Excluding Air/Rail: 1.5%
		Autostrade per l'Italia SPA
EUR 1,000,000		1.750%, 2/1/27	987,376
		DP World Ltd
EUR 1,395,000		2.375%, 9/25/26	1,431,143
		Gatwick Funding Ltd
GBP 250,000		6.125%, 3/2/26	315,999
		Go-Ahead Group Ltd
GBP 800,000		2.500%, 7/6/24	943,068
		Heathrow Funding Ltd
GBP 325,000		7.125%, 2/14/24	405,102
		Stagecoach Group Ltd
GBP 505,000		4.000%, 9/29/25	588,190
			4,670,878
Utilities: 1.6%
		Acquirente Unico SPA
EUR 850,000		2.800%, 2/20/26	888,893
		Enel SPA
EUR 850,000		2.250% (5 Year Swap Rate EUR + 2.679%), 12/10/26 [1,3,4]	791,838
EUR 150,000		6.375% (5 Year Swap Rate EUR + 3.486%), 4/16/28 [1,3,4]	164,099
		EON SE
EUR 850,000		3.500%, 1/12/28	925,078
		National Central Cooling Co PJSC
1,600,000		2.500%, 10/21/27	1,438,077
		Redexis Gas Finance BV
EUR 500,000		1.875%, 5/28/25	518,763
			4,726,748
TOTAL CORPORATE BONDS
(Cost $225,830,488)			218,248,452

CONVERTIBLE BONDS: 1.3%
Banking: 1.3%
		Bank Leumi Le-Israel BM
1,330,000		3.275% (5 Year CMT Rate + 1.631%), 1/29/31 [1,4]	1,160,944
		Bank of Ireland Group PLC
EUR 675,000		6.750% (5 Year Swap Rate EUR + 4.150%), 3/1/33 [1,4]	745,587
		Toronto-Dominion Bank
EUR 1,325,000		3.631%, 12/13/29	1,386,554
		Virgin Money UK PLC
EUR 525,000		4.625% (1 Year Swap Rate EUR + 1.750%), 10/29/28 [1]	543,520
			3,836,605
TOTAL CONVERTIBLE BONDS
(Cost $3,960,610)			3,836,605

U.S. GOVERNMENT NOTES/BONDS: 14.8%
Sovereign: 14.8%
		United States Treasury Note/Bond
8,500,000		2.875%, 5/15/32	8,083,301
18,000,000		3.500%, 2/15/33	18,015,469
9,300,000		4.000%, 11/15/52	9,831,844
9,000,000		3.625%, 2/15/53	8,899,453
			44,830,067
TOTAL U.S. GOVERNMENT NOTES/BONDS
(Cost $44,285,675)			44,830,067

BANK LOANS: 0.4%
Capital Goods: 0.2%
		Alison US TL B-1 (Alstom)
514,468		10.325% (3 Month LIBOR + 5.500%), 8/29/24 [1,2]	243,086
		Alison US TL B-2 (Alstom) (Arvos Midco SARL)
514,468		10.325% (3 Month LIBOR + 5.500%), 8/29/24 [1,2]	243,086
			486,172
Technology: 0.2%
		Triton Solar US TL B
777,920		10.998% (3 Month SOFR + 6.000%), 10/31/24 [1,2]	669,011

Telecommunications: 0.0% [6]
		Constant Contact TL
12		8.806% (3 Month LIBOR + 4.000%), 2/10/28 [1,2]	11

TOTAL BANK LOANS
(Cost $1,764,722)			1,155,194

U.S. TREASURY BILLS: 5.1%
Sovereign: 5.1%
		United States Treasury Bill
6,000,000		4.074%, 05/09/23 [7]	5,972,685
4,000,000		4.133%, 05/18/23 [7]	3,976,671
3,000,000		4.103%, 04/25/23 [7]	2,991,640
2,500,000		4.564%, 05/11/23 [7]	2,487,874
			15,428,870
TOTAL U.S. TREASURY BILLS
(Cost $15,432,064)			15,428,870

FOREIGN GOVERNMENT NOTES/BONDS: 4.0%
Airlines: 0.3%
		Air France-KLM
EUR 900,000		7.250%, 5/31/26	994,004

Automotive & Auto Parts: 0.2%
		RCI Banque SA
EUR 675,000		4.125%, 12/1/25	732,199

Banking: 2.0%
		Argenta Spaarbank NV
EUR 700,000		5.375% (1 Year Swap Rate EUR + 2.750%), 11/29/27 [1]	748,343
		BPCE SA
EUR 1,100,000		4.000%, 11/29/32	1,195,422
		Commerzbank AG
EUR 800,000		6.500% (5 Year EURIBOR + 4.300%), 12/6/32 [1,4]	860,695
		Credit Agricole SA
EUR 1,000,000		1.625% (5 Year Swap Rate EUR + 1.900%), 6/5/30 [1,4]	1,009,094
		Deutsche Bank AG
EUR 500,000		4.000%, 11/29/27	533,398
		KBC Group NV
EUR 600,000		4.375% (3 Month EURIBOR + 1.700%), 11/23/27 [1]	651,493
		Societe Generale SA
EUR 1,200,000		1.125% (5 Year Swap Rate EUR + 1.600%), 6/30/31 [1,4]	1,120,664
			6,119,109
Diversified Financial Services: 0.7%
		ALD SA
EUR 1,200,000		4.750%, 10/13/25	1,320,066
		Arval Service Lease SA
EUR 700,000		4.750%, 5/22/27	776,251
			2,096,317
Energy: 0.2%
		Pertamina Persero PT
700,000		3.650%, 7/30/29	651,000

Homebuilders/Real Estate: 0.6%
		VGP NV
EUR 900,000		1.625%, 1/17/27	761,599
		Vonovia SE
EUR 600,000		4.750%, 5/23/27	636,801
EUR 300,000		5.000%, 11/23/30	304,830
			1,703,230
TOTAL FOREIGN GOVERNMENT NOTES/BONDS
(Cost $11,858,617)			12,295,859

TOTAL INVESTMENTS IN SECURITIES: 97.4%
(Cost $303,132,176)			295,795,047
Other Assets in Excess of Liabilities: 2.6%			7,988,530
TOTAL NET ASSETS: 100.0%			$303,783,577

		† In USD unless otherwise indicated
		CMT - Constant Maturity Treasury Rate
		EUR - Euro
		EURIBOR - Euro Interbank Offered Rate
		GBP - Great Britain Pound
		LIBOR - London Interbank Offered Rate
		PIK - Payment-in-Kind - represents the security may pay interest in additional par.
		SOFR - Secured Overnight Financing Rate
		USD - United States Dollar

	[1]	Variable rate security; rate shown is the rate in effect on March 31, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
	[2]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

	[3]	Perpetual call date security. Date shown is next call date.
	[4]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on March 31, 2023. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
	[5]	Zero coupon security.
	[6]	Does not round to 0.0% of net assets.
	[7]	Rate represents the yield to maturity from purchase price.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at March 31, 2023 (Unaudited)

The Muzinich Credit Opportunities Fund (the "Fund") had the following forward foreign currency exchange contracts outstanding with the U.S. Bank N.A.

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	March 31, 2023	Currency to be Received	March 31, 2023	(Depreciation)
6/16/2023	EUR 88,800,000	$96,731,938	USD 94,119,919	$94,119,919	$(2,612,019)
6/16/2023	USD 17,373,920	17,373,920	EUR 16,000,000	17,429,178	55,258
6/16/2023	USD 370,938	370,938	GBP 300,000	370,652	(286)
6/16/2023	GBP 3,200,000	3,953,620	USD 3,854,230	3,854,230	(99,390)
		$118,430,416		$115,773,979	$(2,656,437)

SCHEDULE OF FUTURES CONTRACTS at March 31, 2023 (Unaudited)

The Fund had the following futures contracts outstanding with Morgan Stanley & Co., Inc.

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
EURO-SCHATZ FUT Jun23	(525)	$(59,784,721)	$(394,304)	$(60,179,025)
		$(59,784,721)	$(394,304)	$(60,179,025)

Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.
U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023. See the Schedule of Investments for the industry breakout.

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$–	$218,248,452	$–	$218,248,452
Convertible Bonds	–	3,836,605	–	3,836,605
U.S. Government Notes/Bonds	–	44,830,067	–	44,830,067
Bank Loans	–	1,155,194	–	1,155,194
U.S. Treasury Bills	–	15,428,870	–	15,428,870
Foreign Government Notes/Bonds	–	12,295,859	–	12,295,859
Total Assets	$–	$295,795,047	$–	$295,795,047
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$–	$(2,656,437)	$–	$(2,656,437)
Futures Contracts	(394,304)	–	–	(394,304)
Total Other Financial Instruments	$(394,304)	$(2,656,437)	$–	$(3,050,741)

[1] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments and are presented at the net unrealized appreciation/(depreciation) on the investment.